UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5276
                                   --------

Value Line Strategic Asset Management Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

Item 1.  Reports to Stockholders.
-------  ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

/ / VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST                SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS


[PHOTO]
Stephen E. Grant
Portfolio Manager

OBJECTIVE:
High total investment return consistent with reasonable risk

INCEPTION:
October 1, 1987

NET ASSETS AT
JUNE 30, 2004:
$773,405,628

PORTFOLIO COMPOSITION
AT JUNE 30, 2004:
[PORTFOLIO COMPOSITION PIE CHART]

TOP TEN COMMON STOCK HOLDINGS (AS OF 6/30/04)


                                                               PERCENTAGE OF
 COMPANY                                                       TOTAL NET ASSETS
 3M Co.                                                              1.22%
 Varian Med. Sys. Inc.                                               1.15
 Forest Labs Inc.                                                    1.07
 Procter & Gamble Co.                                                0.97
 International Game Techn.                                           0.93
 American Std. Cos. Inc. Del.                                        0.89
 Whole Foods Mkt. Inc.                                               0.81
 ITT Inds. Inc. Ind.                                                 0.77
 CP Holdrs.                                                          0.76
 Apollo Group Inc.                                                   0.73

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

[VALUE LINE STRATEGIC ASSET MANAGEMENT FUND BAR CHART]

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                              YEAR       1       3      5      10     SINCE INCEPTION
                             TO DATE    YR      YRS    YRS     YRS       10/1/1987
 Value Line Strategic Asset
   Management Trust           4.75%    13.86%  -0.12%  1.23%  10.51%       11.23%
60%/40% S&P 500; Lehman
   Brothers Gov't/Credit
   Index                      1.99%    11.17%   2.28%  1.52%  10.07%       10.47%

ABOUT INFORMATION CONTAINED IN THIS REPORT:

- ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

- It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.

- The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks generally considered to be representative of U.S. stock market activity. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Index returns are provided for comparative purposes. Please note that the indices are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.

- Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  Value Line Strategic Asset Management Trust

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 68.1%
Shares                                                                               Value
------------------------------------------------------------------------------------------
ADVERTISING -- 0.2%
     40,000  R.H. Donnelley Corp.*                                            $  1,749,600
------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.3%
     66,000  Rockwell Collins, Inc.                                              2,199,120
------------------------------------------------------------------------------------------
AIR TRANSPORT -- 0.3%
     33,000  FedEx Corp.                                                         2,695,770
------------------------------------------------------------------------------------------
APPAREL -- 0.1%
     24,000  Kellwood Co.                                                        1,045,200
------------------------------------------------------------------------------------------
AUTO PARTS -- 2.0%
     81,000  American Axle & Manufacturing
               Holdings, Inc.                                                    2,945,160
     30,000  Autoliv Inc.                                                        1,266,000
     26,000  Eaton Corp.                                                         1,683,240
     62,000  Gentex Corp.                                                        2,460,160
     84,000  Johnson Controls, Inc.                                              4,483,920
     17,000  Lear Corp.                                                          1,002,830
     18,000  Magna International, Inc. Class
               "A"                                                               1,533,060
                                                                              ------------
                                                                                15,374,370
------------------------------------------------------------------------------------------
BANK -- 3.2%
     70,000  Bank of Hawaii Corp.                                                3,165,400
     48,000  BankNorth Group, Inc.                                               1,559,040
    126,505  Charter One Financial, Inc.                                         5,590,256
      7,000  City National Corp.                                                   459,900
     43,000  Compass Bancshares, Inc.                                            1,849,000
     22,000  M&T Bank Corp.                                                      1,920,600
    144,000  SouthTrust Corp.                                                    5,588,640
     78,000  Wells Fargo & Co.                                                   4,463,940
                                                                              ------------
                                                                                24,596,776
------------------------------------------------------------------------------------------
BANK-MIDWEST -- 0.3%
     16,000  First Horizon National Corp.                                          727,520
     30,000  TCF Financial Corp.                                                 1,741,500
                                                                              ------------
                                                                                 2,469,020
------------------------------------------------------------------------------------------
BEVERAGE-ALCOHOLIC -- 0.6%
     27,000  Brown-Forman Corp. Class "B"                                        1,303,290
     94,000  Constellation Brands, Inc. Class
               "A"*                                                              3,490,220
                                                                              ------------
                                                                                 4,793,510
------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.7%
     14,000  Gen-Probe Incorporated*                                               662,480
     34,000  Genentech, Inc.*                                                    1,910,800
     24,000  Martek Biosciences Corp.*                                           1,348,080
     45,000  Medicines Company (The)*                                            1,372,950
                                                                              ------------
                                                                                 5,294,310
------------------------------------------------------------------------------------------
BUILDING MATERIALS -- 0.2%
     44,000  Jacobs Engineering Group, Inc.*                                     1,732,720
------------------------------------------------------------------------------------------
CHEMICAL-DIVERSIFIED -- 1.3%
    110,000  3M Company                                                          9,901,100
------------------------------------------------------------------------------------------
CHEMICAL-SPECIALTY -- 1.0%
    108,000  Ecolab Inc.                                                         3,423,600
    104,000  Praxair, Inc.                                                       4,150,640
                                                                              ------------
                                                                                 7,574,240
------------------------------------------------------------------------------------------
COMPUTER & PERIPHERALS -- 0.3%
                         23,000  Zebra Technologies Corp. Class
               "A"*                                                              2,001,000
------------------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 1.9%
     39,000  Autodesk, Inc.                                                      1,669,590
                         46,000  CACI International, Inc. Class
               "A"*                                                              1,860,240
     71,000  Cognos Inc.*                                                        2,567,360
     74,250  Fair, Isaac & Co., Inc.                                             2,478,465
     35,000  First Data Corp.                                                    1,558,200
     40,000  Red Hat, Inc.*                                                        918,800
     80,000  Symantec Corp.*                                                     3,502,400


                                                                              ------------
                                                                                14,555,055
------------------------------------------------------------------------------------------
DIVERSIFIED COMPANIES -- 2.5%
    180,000  American Standard Companies, Inc.*                                  7,255,800
     73,600  Danaher Corp.                                                       3,816,160

------------------------------------------------------------------------------------------
Shares                                                                               Value
------------------------------------------------------------------------------------------
     26,000  Fortune Brands, Inc.                                             $  1,961,180
     75,000  ITT Industries, Inc.                                                6,225,000
      6,000  Textron Inc.                                                          356,100
                                                                              ------------
                                                                                19,614,240
------------------------------------------------------------------------------------------
DRUG -- 3.0%
     64,000  Angiotech Pharmaceuticals, Inc.*                                    1,289,600
     40,000  Biogen Idec, Inc.*                                                  2,530,000
    153,000  Forest Laboratories, Inc.*                                          8,664,390
     37,000  Medicis Pharmaceutical Corp.
               Class "A"                                                         1,478,150
     48,000  MGI Pharma, Inc.*                                                   1,296,480
     99,000  Mylan Laboratories, Inc.                                            2,004,750
     40,000  Neurocrine Biosciences, Inc.*                                       2,074,000
     36,000  QLT Inc.*                                                             720,720
     47,000  Teva Pharmaceutical Industries
               Ltd. (ADR)                                                        3,162,630
                                                                              ------------
                                                                                23,220,720
------------------------------------------------------------------------------------------
E-COMMERCE -- 0.2%
    196,000  TIBCO Software, Inc.*                                               1,656,200
------------------------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.3%
     67,000  Apollo Group, Inc. Class "A"*                                       5,915,430
     86,000  Career Education Corp.*                                             3,918,160
                                                                              ------------
                                                                                 9,833,590
------------------------------------------------------------------------------------------
ELECTRIC UTILITY-CENTRAL -- 0.6%
     38,000  Entergy Corp.                                                       2,128,380
     57,000  TXU Corp.                                                           2,309,070
                                                                              ------------
                                                                                 4,437,450
------------------------------------------------------------------------------------------
ELECTRIC UTILITY-EAST -- 0.2%
     52,000  Southern Co. (The)                                                  1,515,800
------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
     60,000  FLIR Systems, Inc.*                                                 3,294,000
     43,000  Rockwell Automation, Inc.                                           1,612,930
                                                                              ------------
                                                                                 4,906,930
------------------------------------------------------------------------------------------
ELECTRONICS -- 0.9%
     60,000  Harman International Industries,
               Inc.                                                              5,460,000
      5,000  Plantronics, Inc.*                                                    210,500
     47,000  Trimble Navigation Ltd.*                                            1,306,130
                                                                              ------------
                                                                                 6,976,630
------------------------------------------------------------------------------------------
ENTERTAINMENT -- 0.3%
     79,000  Fox Entertainment Group, Inc.
               Class "A"*                                                        2,109,300
------------------------------------------------------------------------------------------
ENTERTAINMENT TECHNOLOGY -- 0.2%
     24,000  Avid Technology, Inc.*                                              1,309,680
------------------------------------------------------------------------------------------
ENVIRONMENTAL -- 0.5%
     36,000  Republic Services, Inc.                                             1,041,840
     57,000  Stericycle, Inc.*                                                   2,949,180
                                                                              ------------
                                                                                 3,991,020
------------------------------------------------------------------------------------------
FINANCIAL SERVICES-DIVERSIFIED -- 0.8%
     12,000  Countrywide Financial Corp.                                           843,000
     27,000  Investors Financial Services Corp.                                  1,176,660
     48,000  SLM Corp.                                                           1,941,600
     63,000  Willis Group Holdings Ltd.                                          2,359,350
                                                                              ------------
                                                                                 6,320,610
------------------------------------------------------------------------------------------
FOOD PROCESSING -- 1.2%
     43,000  Bunge Limited                                                       1,674,420
     93,000  Dean Foods Co.*                                                     3,469,830
     41,760  Smucker (J.M.) Co.                                                  1,917,202
     37,000  Wrigley (Wm.) Jr. Co.                                               2,332,850
                                                                              ------------
                                                                                 9,394,302
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  Value Line Strategic Asset Management Trust

June 30, 2004 (Unaudited)


------------------------------------------------------------------------------------------
Shares                                                                               Value
------------------------------------------------------------------------------------------
FOOD WHOLESALERS -- 0.6%
    136,000  SYSCO Corp.                                                      $  4,878,320
------------------------------------------------------------------------------------------
FURNITURE/HOME FURNISHINGS -- 0.1%
     13,000  Mohawk Industries, Inc.*                                              953,290
------------------------------------------------------------------------------------------
GROCERY -- 0.9%
     69,000  Whole Foods Market, Inc.                                            6,586,050
------------------------------------------------------------------------------------------
HEALTHCARE INFORMATION SYSTEMS -- 0.2%
     46,500  eResearch Technology, Inc.*                                         1,302,000
------------------------------------------------------------------------------------------
HOME APPLIANCE -- 0.5%
     52,000  Toro Company (The)                                                  3,643,640
------------------------------------------------------------------------------------------
HOTEL/GAMING -- 2.0%
     46,000  Alliance Gaming Corp.*                                                789,360
     67,000  GTECH Holdings Corp.                                                3,102,770
     27,000  Harrah's Entertainment, Inc.                                        1,460,700
    195,000  International Game Technology                                       7,527,000
     18,000  MGM MIRAGE*                                                           844,920
     24,000  Station Casinos, Inc.                                               1,161,600
     18,000  WMS Industries, Inc.*                                                 536,400
                                                                              ------------
                                                                                15,422,750
------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.7%
     42,000  Energizer Holdings, Inc.*                                           1,890,000
    144,000  Procter & Gamble Co. (The)                                          7,839,360
     26,000  Scotts Company (The) Class "A"*                                     1,660,880
     55,000  Yankee Candle Company, Inc. (The)*                                  1,608,750
                                                                              ------------
                                                                                12,998,990
------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 1.1%
     41,000  C.H. Robinson Worldwide, Inc.                                       1,879,440
     47,000  Expeditors International of
               Washington, Inc.                                                  2,322,270
     52,000  Iron Mountain, Inc.*                                                2,509,520
     44,000  Kroll Inc.*                                                         1,622,720
                                                                              ------------
                                                                                 8,333,950
------------------------------------------------------------------------------------------
INFORMATION SERVICES -- 0.6%
     55,000  Alliance Data Systems Corp.*                                        2,323,750
     36,000  Dun & Bradstreet Corporation
               (The)*                                                            1,940,760
                                                                              ------------
                                                                                 4,264,510
------------------------------------------------------------------------------------------
INSURANCE-LIFE -- 0.5%
     40,000  AFLAC, Inc.                                                         1,632,400
     46,000  Torchmark Corp.                                                     2,474,800
                                                                              ------------
                                                                                 4,107,200
------------------------------------------------------------------------------------------
INSURANCE-PROPERTY & CASUALTY -- 2.4%
     63,000  Berkley (W.R.) Corp.                                                2,705,850
     62,000  Everest Re Group, Ltd.                                              4,982,320
     68,750  Fidelity National Financial, Inc.                                   2,567,125
     57,000  Progressive Corp.                                                   4,862,100
     59,400  RenaissanceRe Holdings Ltd.                                         3,204,630
     13,000  Safeco Corp.                                                          572,000
                                                                              ------------
                                                                                18,894,025
------------------------------------------------------------------------------------------
INTERNET -- 1.1%
     43,000  Ask Jeeves, Inc.*                                                   1,678,290
     40,000  eBay, Inc.*                                                         3,678,000
     24,000  InfoSpace, Inc.*                                                      912,960
     62,000  Yahoo! Inc.*                                                        2,252,460
                                                                              ------------
                                                                                 8,521,710
------------------------------------------------------------------------------------------
MACHINERY -- 0.6%
     39,000  Actuant Corp. Class "A"*                                            1,520,610
     42,000  Donaldson Co., Inc.                                                 1,230,600
     52,000  Graco Inc.                                                          1,614,600
                                                                              ------------
                                                                                 4,365,810
------------------------------------------------------------------------------------------
MANUFACTURED HOUSING/RECREATIONAL VEHICLE -- 0.2%
     46,000  Winnebago Industries, Inc.                                          1,714,880
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Shares                                                                               Value
------------------------------------------------------------------------------------------
MEDICAL SERVICES -- 2.2%
     27,500  Coventry Health Care, Inc.*                                      $  1,344,750
     54,256  DaVita Inc.*                                                        1,672,728
     76,000  Lincare Holdings, Inc.*                                             2,497,360
     57,000  Renal Care Group, Inc.*                                             1,888,410
     41,000  Sierra Health Services, Inc.*                                       1,832,700
     42,640  UnitedHealth Group Inc.                                             2,654,340
     43,000  Wellpoint Health Networks, Inc.*                                    4,816,430
                                                                              ------------
                                                                                16,706,718
------------------------------------------------------------------------------------------
MEDICAL SUPPLIES -- 6.6%
     20,000  Alcon, Inc.                                                         1,573,000
     38,000  Bard (C.R.), Inc.                                                   2,152,700
     84,000  Biomet, Inc.                                                        3,732,960
    112,000  Boston Scientific Corp.*                                            4,793,600
     39,000  Cooper Companies, Inc.                                              2,463,630
     33,000  Edwards Lifesciences Corp.*                                         1,150,050
     66,000  Fisher Scientific International,
               Inc.*                                                             3,811,500
     39,000  Henry Schein, Inc.*                                                 2,462,460
     57,000  IDEXX Laboratories, Inc.*                                           3,587,580
     30,000  Inamed Corp.*                                                       1,885,500
     41,000  Mentor Corp.                                                        1,405,890
     40,000  Patterson Dental Co.*                                               3,059,600
     66,000  St. Jude Medical, Inc.*                                             4,992,900
     52,000  Stryker Corp.                                                       2,860,000
    118,000  Varian Medical Systems, Inc.*                                       9,363,300
     20,000  Zimmer Holdings, Inc.*                                              1,764,000
                                                                              ------------
                                                                                51,058,670
------------------------------------------------------------------------------------------
NATURAL GAS-DISTRIBUTION -- 0.5%
     42,000  Energen Corp.                                                       2,015,580
     66,000  UGI Corp.                                                           2,118,600
                                                                              ------------
                                                                                 4,134,180
------------------------------------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 1.0%
     35,000  Equitable Resources, Inc.                                           1,809,850
     87,500  Patina Oil & Gas Corp.                                              2,613,625
    111,666  XTO Energy, Inc.                                                    3,326,530
                                                                              ------------
                                                                                 7,750,005
------------------------------------------------------------------------------------------
NEWSPAPER -- 0.9%
     27,000  Gannett Co., Inc.                                                   2,290,950
     21,000  Knight-Ridder, Inc.                                                 1,512,000
     25,000  Scripps (E.W.) Co. Class "A"                                        2,625,000
        700  Washington Post Co. (The) Class
               "B"                                                                 651,007
                                                                              ------------
                                                                                 7,078,957
------------------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 0.4%
    118,000  Staples, Inc.                                                       3,458,580
------------------------------------------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT -- 0.2%
     38,000  Teekay Shipping Corp.                                               1,420,440
------------------------------------------------------------------------------------------
PACKAGING & CONTAINER -- 0.5%
     29,000  Ball Corp.                                                          2,089,450
     56,000  Jarden Corp.*                                                       2,015,440
                                                                              ------------
                                                                                 4,104,890
------------------------------------------------------------------------------------------
PETROLEUM-INTEGRATED -- 0.4%
     19,880  Kerr-McGee Corp.                                                    1,068,947
     26,000  Murphy Oil Corp.                                                    1,916,200
                                                                              ------------
                                                                                 2,985,147
------------------------------------------------------------------------------------------
PETROLEUM-PRODUCING -- 1.4%
     50,000  Apache Corp.                                                        2,177,500
    100,000  Chesapeake Energy Corp.                                             1,472,000
     46,000  Evergreen Resources, Inc.*                                          1,858,400
     51,000  Pogo Producing Co.                                                  2,519,400
     28,000  Suncor Energy, Inc.                                                   717,080
     62,000  Ultra Petroleum Corp.*                                              2,314,460
                                                                              ------------
                                                                                11,058,840
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Value Line Strategic Asset Management Trust

June 30, 2004 (Unaudited)


------------------------------------------------------------------------------------------
Shares                                                                               Value
------------------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.9%
    122,700  Caremark Rx, Inc.*                                               $  4,041,738
     18,000  Express Scripts, Inc. Class "A"*                                    1,426,140
     35,000  Omnicare, Inc.                                                      1,498,350
                                                                              ------------
                                                                                 6,966,228
------------------------------------------------------------------------------------------
PUBLISHING -- 0.4%
     20,000  McGraw-Hill Companies, Inc. (The)                                   1,531,400
     35,000  Meredith Corp.                                                      1,923,600
                                                                              ------------
                                                                                 3,455,000
------------------------------------------------------------------------------------------
R.E.I.T. -- 1.1%
     24,000  American Home Mortgage Investment
               Corp.                                                               622,320
     15,000  CBL & Associates Properties, Inc.                                     825,000
     30,000  iSTAR Financial Inc.                                                1,200,000
     25,000  Impac Mortgage Holdings, Inc.                                         563,000
     36,000  Macerich Company (The)                                              1,723,320
     10,000  Mills Corp. (The)                                                     467,000
     54,000  ProLogis Trust                                                      1,777,680
     12,000  Regency Centers Corp.                                                 514,800
     30,000  Weingarten Realty Investors                                           938,400
                                                                              ------------
                                                                                 8,631,520
------------------------------------------------------------------------------------------
RAILROAD -- 1.0%
     36,000  Canadian National Railway Co.                                       1,569,240
    104,000  CP Holders, Inc.                                                    6,200,480
                                                                              ------------
                                                                                 7,769,720
------------------------------------------------------------------------------------------
RECREATION -- 0.7%
     75,000  Marvel Enterprises, Inc.*                                           1,464,000
      7,000  Multimedia Games, Inc.*                                               187,740
     38,000  Royal Caribbean Cruises Ltd.                                        1,649,580
     51,000  Shuffle Master, Inc.*                                               1,851,810
                                                                              ------------
                                                                                 5,153,130
------------------------------------------------------------------------------------------
RESTAURANT -- 2.7%
    126,000  Applebee's International, Inc.                                      2,900,520
    141,500  Brinker International, Inc.*                                        4,827,980
     26,000  CBRL Group, Inc.                                                      802,100
     80,000  McDonald's Corp.                                                    2,080,000
     49,000  P.F. Chang's China Bistro, Inc.*                                    2,016,350
     51,000  Ruby Tuesday, Inc.                                                  1,399,950
     37,500  Sonic Corp.*                                                          853,125
     70,000  Starbucks Corp.*                                                    3,043,600
     39,000  Wendy's International, Inc.                                         1,358,760
     45,000  Yum! Brands, Inc.                                                   1,674,900
                                                                              ------------
                                                                                20,957,285
------------------------------------------------------------------------------------------
RETAIL AUTOMOTIVE -- 0.3%
     44,600  Advance Auto Parts, Inc.*                                           1,970,428
      8,000  O'Reilly Automotive, Inc.*                                            361,600
                                                                              ------------
                                                                                 2,332,028
------------------------------------------------------------------------------------------
RETAIL BUILDING SUPPLY -- 0.9%
     51,000  Fastenal Co.                                                        2,898,330
     32,000  Hughes Supply, Inc.                                                 1,885,760
     41,000  Lowe's Companies, Inc.                                              2,154,550
      5,000  Tractor Supply Co.*                                                   209,100
                                                                              ------------
                                                                                 7,147,740
------------------------------------------------------------------------------------------
RETAIL-SPECIAL LINES -- 2.5%
     38,000  Aeropostale, Inc.*                                                  1,022,580
    119,000  Bed Bath & Beyond Inc.*                                             4,575,550
    125,000  Coach, Inc.*                                                        5,648,750
     38,000  NBTY, Inc.*                                                         1,116,820
     70,000  PETsMART, Inc.                                                      2,271,500
     62,000  Ross Stores, Inc.                                                   1,659,120
     14,000  Sports Authority, Inc. (The)*                                         502,600
    106,000  TJX Companies, Inc. (The)                                           2,558,840
                                                                              ------------
                                                                                19,355,760
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
Shares                                                                               Value
------------------------------------------------------------------------------------------
RETAIL STORE -- 0.7%
     67,000  Family Dollar Stores, Inc.                                       $  2,038,140
     46,500  Penney (J.C.) Co., Inc.                                             1,755,840
     36,000  Target Corp.                                                        1,528,920
                                                                              ------------
                                                                                 5,322,900
------------------------------------------------------------------------------------------
SECURITIES BROKERAGE -- 0.5%
     20,000  Bear Stearns Companies, Inc. (The)                                  1,686,200
     21,000  Legg Mason, Inc.                                                    1,911,210
                                                                              ------------
                                                                                 3,597,410
------------------------------------------------------------------------------------------
SEMICONDUCTOR -- 0.8%
     81,000  ATI Technologies, Inc.*                                             1,527,660
     32,000  Analog Devices, Inc.                                                1,506,560
     85,000  Motorola, Inc.                                                      1,551,250
     70,000  National Semiconductor Corp.*                                       1,539,300
                                                                              ------------
                                                                                 6,124,770
------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.4%
     92,000  Andrew Corp.*                                                       1,840,920
     22,000  Silicon Laboratories Inc.*                                          1,019,700
                                                                              ------------
                                                                                 2,860,620
------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.6%
    110,000  Crown Castle International Corp.*                                   1,622,500
     47,000  Dycom Industries, Inc.*                                             1,316,000
     60,000  Western Wireless Corp. Class "A"*                                   1,734,600
                                                                              ------------
                                                                                 4,673,100
------------------------------------------------------------------------------------------
THRIFT -- 2.1%
     16,000  Flagstar Bancorp, Inc.                                                318,080
     45,100  Golden West Financial Corp.                                         4,796,385
     45,000  GreenPoint Financial Corp.                                          1,786,500
    111,000  New York Community Bancorp, Inc.                                    2,178,930
    248,000  Sovereign Bancorp, Inc.                                             5,480,800
     32,000  Webster Financial Corp.                                             1,504,640
                                                                              ------------
                                                                                16,065,335
------------------------------------------------------------------------------------------
TOILETRIES/COSMETICS -- 1.0%
     82,000  Avon Products, Inc.                                                 3,783,480
     80,000  Nu Skin Enterprises, Inc. Class
               "A"                                                               2,025,600
     37,000  Regis Corp.                                                         1,649,830
                                                                              ------------
                                                                                 7,458,910
------------------------------------------------------------------------------------------
TRUCKING -- 0.2%
     43,000  Hunt (J.B.) Transport Services,
               Inc.                                                              1,658,940
------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
               (COST $361,213,882)                                             526,542,211
------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 2.2%
Principal
Amount                                                                               Value
------------------------------------------------------------------------------------------
$ 2,000,000  U.S. Treasury Notes
               3.50%, due 11/15/06                                            $  2,025,860
  3,000,000  U.S. Treasury Notes
               4.00%, due 11/15/12                                               2,904,492
 11,000,000  U.S. Treasury Bonds
               6.125%, due 11/15/27                                             12,054,020
------------------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS
               (COST $16,573,576)                                               16,984,372
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
$ 7,000,000  Private Export Funding Corp.
               Series "J"
               7.650%, due 5/15/06                                            $  7,595,875
  4,000,000  Federal Home Loan Bank
               2.75% due 10/27/06                                                3,960,332
 10,000,000  Federal Home Loan Bank
               2.00% (until 12/29/04, 4%
               thereafter), due 12/29/06                                         9,993,340

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  Value Line Strategic Asset Management Trust

June 30, 2004 (Unaudited)


------------------------------------------------------------------------------------------
Principal
Amount                                                                               Value
------------------------------------------------------------------------------------------
  6,000,000  Federal Home Loan Mortgage Corp.
               4.875%, due 3/15/07                                            $  6,227,520
  8,000,000  Federal National Mortgage
                            Association
               5.250%, due 4/15/07                                               8,369,584
  4,000,000  Federal Home Loan Bank
               3.30% due 12/28/07                                                3,888,884
  5,000,000  Federal National Mortgage
                            Association
               3.250%, due 1/15/08                                               4,913,820
 10,000,000  Federal National Mortgage
                                  Association Pool #380188
               6.450%, due 4/1/08                                               10,529,690
  6,000,000  Federal Home Loan Bank
                                  3.05% (until 11/9/05, 4%
               thereafter) due 11/9/07                                           5,956,284
  2,000,000  Federal Home Loan Mortgage Corp.
               5.875%, due 3/21/11                                               2,102,206
  4,000,000  Federal Home Loan Mortgage Corp.
               5.250%, due 11/5/12                                               3,924,716
  2,000,000  Federal Home Loan Mortgage Corp.
               4.500%, due 1/15/13                                               1,926,264
------------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCY
                            OBLIGATIONS
               (COST $68,188,272)                                               69,388,515
------------------------------------------------------------------------------------------

CORPORATE NOTES -- 0.7%
$ 6,000,000  SLM Corporation Floating Rate
               Notes,
               3.961%,** due 4/1/14                                           $  5,725,260
------------------------------------------------------------------------------------------
             TOTAL CORPORATE NOTES
               (COST 5,955,998)                                                  5,725,260
------------------------------------------------------------------------------------------
             TOTAL INVESTMENT
               SECURITIES -- (80.0%)
               (COST $451,931,728)                                             618,640,358
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 19.3%
Principal
Amount                                                                               Value
------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 6.4%
$15,000,000  U.S. Treasury Bills,
               0.985%, due 7/29/04                                            $ 14,988,508
 15,000,000  U.S. Treasury Bills,
               0.995%, due 8/26/04                                              14,976,785
 10,000,000  U.S. Treasury Bills,
               0.989%, due 9/23/04                                               9,976,923


------------------------------------------------------------------------------------------
Principal
Amount                                                                               Value
------------------------------------------------------------------------------------------
 10,000,000  U.S. Treasury Bills,
               1.29%, due 9/23/04                                             $  9,969,900
------------------------------------------------------------------------------------------
                                  TOTAL U.S. TREASURY OBLIGATIONS
               (COST $49,912,116)                                               49,912,116
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.9%
(INCLUDING ACCRUED INTEREST)
 47,800,000  Collateralized by $36,728,000 U.S.
               Treasury Bonds 8.125%, due
               5/15/21, with a value of
               $48,894,150 (with UBS Warburg
               LLC, 1.22%, dated 6/30/04, due
               7/1/04, delivery value
               $47,801,620)                                                     47,801,620

 47,000,000  Collateralized by $36,375,000 U.S.
               Treasury Bonds 7.875%, due
               2/15/21, with a value of
               $48,062,218 (with Morgan
               Stanley, 1.24%, dated 6/30/04,
               due 7/1/04, delivery value
               $47,001,619)                                                     47,001,619

  5,000,000  Collateralized by $4,765,000 U.S.
               Treasury Notes 6.50%, due
               8/15/05, with a value of
               $5,106,314 (with State Street
               Bank and Trust Co., 1.20%, dated
               6/30/04, due 7/1/04, delivery
               value $5,000,167)                                                 5,000,167
------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
               (COST $99,803,406)                                               99,803,406
------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $149,715,522)                                             149,715,522
------------------------------------------------------------------------------------------
CASH AND OTHER ASSETS LESS LIABILITIES -- 0.7%                                   5,049,748
------------------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                                         $773,405,628
------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE
  ($773,405,628 / 40,336,675 SHARES
  OUTSTANDING)                                                                $      19.17
------------------------------------------------------------------------------------------

*  Non-income producing security.

** Rate at 6/30/04. Floating Rate changes monthly.

GLOSSARY:
   (ADR) American Depositary Receipts.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Value Line Strategic Asset Management Trust

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value (cost
    $451,931,728)                                                             $618,640,358
  Short-term investments (cost $149,715,522)                                   149,715,522
  Cash                                                                             108,532
  Receivable for securities sold                                                 5,222,137
  Interest and dividends receivable                                              1,148,659
  Receivable for trust shares sold                                                  18,354
  Prepaid expense                                                                   62,952
                                                                              ------------
    TOTAL ASSETS                                                               774,916,514
                                                                              ------------

LIABILITIES:
  Payable for securities purchased                                                 599,310
  Payable for trust shares repurchased                                             288,747
  Accrued expenses:
    Advisory fee                                                                   317,385
    Service and distribution plan fees                                             253,908
    Other                                                                           51,536
                                                                              ------------
    TOTAL LIABILITIES                                                            1,510,886
                                                                              ------------
    NET ASSETS                                                                $773,405,628
                                                                              ============

NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.01 par
    value (authorized unlimited, outstanding
    40,336,675 shares)                                                        $    403,367
  Additional paid-in capital                                                   673,433,882
  Undistributed net investment income                                            4,042,246
  Accumulated net realized loss on investments                                 (71,182,497)
  Net unrealized appreciation of investments                                   166,708,630
                                                                              ------------
    NET ASSETS                                                                $773,405,628
                                                                              ============
NET ASSET VALUE PER OUTSTANDING SHARE
  ($773,405,628 / 40,336,675 shares of
  beneficial interest outstanding)                                            $      19.17
                                                                              ============

STATEMENT OF OPERATIONS


Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest and other                                                           $ 2,776,675
  Dividends (Net of foreign withholding tax of
    $13,417)                                                                     2,334,419
                                                                               -----------
    Total Income                                                                 5,111,094
                                                                               -----------

  EXPENSES:
    Investment advisory fee                                                      1,962,741
    Service and distribution plan fees                                           1,570,192
    Custodian fees                                                                  54,824
    Insurance and dues                                                              43,227
    Auditing and legal fees                                                         29,789
    Trustees' fees and expenses                                                     10,089
    Other                                                                            7,946
                                                                               -----------
      Total Expenses Before Custody Credits                                      3,678,808
      Less: Custody Credits                                                           (657)
                                                                               -----------
      Net Expenses                                                               3,678,151
                                                                               -----------
  NET INVESTMENT INCOME                                                          1,432,943
                                                                               -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain                                                           26,103,025
    Net change in unrealized appreciation                                        9,111,195
                                                                               -----------
  NET REALIZED GAIN AND CHANGE IN UNREALIZED
    APPRECIATION ON INVESTMENTS                                                 35,214,220
                                                                               -----------
    NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $36,647,163
                                                                               ===========

--------------------------------------------------------------------------------

See notes to financial statements.

/ /  Value Line Strategic Asset Management Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED                YEAR ENDED
                                                                         JUNE 30, 2004              DECEMBER 31, 2003
                                                                          (UNAUDITED)                    (AUDITED)
                                                                        ----------------            -----------------
OPERATIONS:
  Net investment income                                                   $  1,432,943                $      2,640,683
  Net realized gain on investments                                          26,103,025                      24,291,823
  Change in net unrealized appreciation                                      9,111,195                      88,625,417
                                                                          ------------                   -------------
    NET INCREASE IN NET ASSETS FROM OPERATIONS                              36,647,163                     115,557,923
                                                                          ------------                   -------------

DISTRIBUTIONS TO SHAREHOLDER:
  Net investment income                                                             --                      (5,609,063)
                                                                          ------------                   -------------

TRUST SHARE TRANSACTIONS:
  Proceeds from sale of shares                                              11,420,206                      23,883,497
  Proceeds from reinvestment of dividends and distributions
    to shareholder                                                                  --                       5,609,063
  Cost of shares repurchased                                               (63,435,222)                   (138,769,985)
                                                                          ------------                   -------------
    NET DECREASE FROM TRUST SHARE TRANSACTIONS                             (52,015,016)                   (109,277,425)
                                                                          ------------                   -------------
    TOTAL (DECREASE) INCREASE IN NET ASSETS                                (15,367,853)                        671,435

NET ASSETS:
Beginning of period                                                        788,773,481                     788,102,046
                                                                          ------------                   -------------
End of period                                                             $773,405,628                   $ 788,773,481
                                                                          ============                   =============
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF PERIOD                     $  4,042,246                $      2,609,303
                                                                          ============                   =============

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  Value Line Strategic Asset Management Trust

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


1 -- SIGNIFICANT ACCOUNTING POLICIES

     Value Line Strategic Asset Management Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

     Securities listed on a securities exchange are valued at the closing sales price on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

     The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

     Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B) Repurchase Agreements

     In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

     It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Investments

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments adjusted for amortization of discount and premium, including original issue discount required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.


(F) Representations and Indemnifications.

     In the normal course of business the Trust enters into contracts that contain a variety of representations and war-

/ /  Value Line Strategic Asset Management Trust

June 30, 2004 (Unaudited)


ranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2 -- TRUST SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS

     Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                  SIX MONTHS
                                     ENDED        YEAR ENDED
                                 JUNE 30, 2004    DECEMBER 31,
                                  (UNAUDITED)        2003
                                 -------------   ------------
Shares sold                          604,370       1,398,499
Shares issued in reinvestment
  of dividends and
  distributions                           --         330,139
                                  ----------      ----------
                                     604,370       1,728,638
Shares repurchased                (3,363,471)     (8,450,845)
                                  ----------      ----------
Net decrease                      (2,759,101)     (6,722,207)
                                  ==========      ==========
Dividends per share from net
  investment income               $       --      $     .125
                                  ==========      ==========

3 -- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                             SIX MONTHS
                                                                ENDED
                                                            JUNE 30, 2004
                                                             (UNAUDITED)
                                                            -------------
PURCHASES:
  U.S. Treasury and U.S.
    Government Agency
    Obligations                                             $ 14,000,000
  Other Investment
    Securities                                               125,371,460
                                                            ------------
                                                            $139,371,460
                                                            ============
SALES:
  U.S. Treasury and U.S.
              Government Agency
    Obligations                                             $ 25,540,000
  Other Investment
    Securities                                               128,617,995
                                                            ------------
                                                            $154,157,995
                                                            ============

4 -- INCOME TAXES

     At June 30, 2004, information on the tax components of capital is as follows: (unaudited)

Cost of investments for tax purposes                         $601,647,249
                                                             ------------
Gross tax unrealized appreciation                            $170,896,841
Gross tax unrealized depreciation                               4,188,211
                                                             ------------
Net tax unrealized appreciation on
  Investments                                                $166,708,630
                                                             ============
Capital loss carryforward,
  expires December 31, 2009                                  $ 13,744,410
  expires December 31, 2010                                    57,357,483
                                                             ------------
Total loss carryforward                                      $ 71,101,893
                                                             ============


     Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums. To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

5 -- INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
     AFFILIATES

     An advisory fee of $1,962,741 was paid or payable to Value Line, Inc. (the "Adviser"), the Trust's investment adviser, for the six months ended June 30, 2004. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

     The Trust has a Service and Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.40% of the Trust's average daily net assets. For the six months ended June 30, 2004, fees amounting to $1,570,192 were paid or payable to the Distributor under this plan.

     For the six months ended June 30, 2004, the Trust's expenses were reduced by $657 under a custody credit arrangement with the Custodian.

     Certain officers and directors of the Adviser and Value Line Securities, Inc. (the "Distributor" and a registered broker/dealer are also officers and trustees of the Trust. For

/ /  Value Line Strategic Asset Management Trust

June 30, 2004 (Unaudited)


the six months ended June 30, 2004, the Trust paid brokerage commissions totaling $129,382 to the Distributor which clears its transactions through unaffiliated brokers.

                                  PROXY VOTING

     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's website (http://www.sec.gov). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the SEC's website at http://www.sec.gov or at the Trust's website at http://vlfunds.com.

/ /  Value Line Strategic Asset Management Trust

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                          SIX MONTHS
                                             ENDED                  YEARS ENDED DECEMBER 31, (AUDITED)
                                         JUNE 30, 2004   ----------------------------------------------------------
                                          (UNAUDITED)      2003       2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $  18.30      $  15.82   $  18.36   $    23.62   $    29.39   $    25.22
                                           --------      --------   --------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................         .04           .07        .13          .24          .68          .59
  Net gains (losses) on securities
    (both realized and unrealized).....         .83          2.53      (2.45)       (3.25)         .17         5.34
                                           --------      --------   --------   ----------   ----------   ----------
  Total from investment operations.....         .87          2.60      (2.32)       (3.01)         .85         5.93
                                           --------      --------   --------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          --          (.12)     (0.22)        (.69)       (0.62)       (0.29)
  Distributions from net realized
    gains..............................          --            --         --        (1.56)       (6.00)       (1.47)
                                           --------      --------   --------   ----------   ----------   ----------
  Total distributions..................          --          (.12)     (0.22)       (2.25)       (6.62)       (1.76)
                                           --------      --------   --------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD.........    $  19.17      $  18.30   $  15.82   $    18.36   $    23.62   $    29.39
                                           --------      --------   --------   ----------   ----------   ----------
TOTAL RETURN**.........................        4.75%+       16.53%    (12.53)%     (12.92)%       1.95%       24.32%
                                           --------      --------   --------   ----------   ----------   ----------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands).........................    $773,406      $788,773   $788,102   $1,113,568   $1,489,962   $1,611,881
  Ratio of expenses to average net
    assets(1)..........................        0.94%*         .96%       .73%         .56%         .57%         .58%
  Ratio of net investment income to
    average net assets.................        0.36%*         .35%       .59%         .96%        2.54%        2.13%
  Portfolio turnover rate..............          22%+          30%        35%          69%          88%          70%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

*   Annualized.

+   Not Annualized.

Item 2.   Code of Ethics.
-------   ---------------

          Not applicable.

Item 3.   Audit Committee Financial Expert.
-------   ---------------------------------

          Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

         (a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ------------------------------------
         Jean B. Buttner, President


Date:    August 31, 2004
         ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         -------------------------------------------------------
         David T. Henigson, Vice President, Treasurer,
         Principal Financial Officer


Date: August 31, 2004